Note 9 - Income Tax Provision (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal
State
Foreign
Deferred:
Federal	$ (2,198,311)	$ (2,116,355)
State	(241,530)	(232,525)
Foreign	9,532	9,144
Change in valuation allowance	$ 2,430,309	$ 2,339,736